LIABILITIES ARISING FROM NON-PARTICIPATING INVESTMENT CONTRACTS - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
LIABILITIES ARISING FROM NON-PARTICIPATING INVESTMENT CONTRACTS (Details) - Narrative [Line Items]
Contracts held with reinsurers	£ 759	£ 842
Non participating life insurance policy
LIABILITIES ARISING FROM NON-PARTICIPATING INVESTMENT CONTRACTS (Details) - Narrative [Line Items]
Contracts held with reinsurers	£ 3	£ 8